Auditors’ remuneration - Schedule of Fees Payable to Auditors by the Bank (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Bank [Line Items]
All other fees	£ 0.4	£ 0.2	£ 0.6
Total fees payable to the Bank’s auditors by the Group	18.5	17.8	17.1
Total audit fees
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Bank [Line Items]
Audit fees	18.1	17.6	16.5
– total audit fees in respect of the statutory audit of Group entities
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Bank [Line Items]
Audit fees	17.6	17.3	15.7
All other fees	0.9	0.5	1.4
– audit of the Bank’s current year Annual report
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Bank [Line Items]
Audit fees	5.2	5.1	4.9
– audits of the Bank’s subsidiaries
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Bank [Line Items]
Audit fees	12.4	12.2	10.8
– services normally provided in connection with statutory and regulatory filings or engagements
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Bank [Line Items]
Audit fees	0.5	0.3	0.8
Other audit-related fees
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Bank [Line Items]
Audit fees	0.2	0.1	0.4
All other fees
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Bank [Line Items]
All other fees	£ 0.2	£ 0.1	£ 0.2